Note 14 - Investments in non-consolidated companies - Summary of Selected Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of unconsolidated structured entities [line items]
Non-current assets	$ 10,577,436	$ 9,081,650
Current assets	10,504,459	8,468,596
Total assets	21,081,895	17,550,246	$ 14,449,431
Non-current liabilities	1,149,483	727,386
Current liabilities	2,901,975	2,788,423
Total liabilities	4,051,458	3,515,809
Total equity	17,030,437	14,034,437	12,105,702	$ 11,446,473
Non-controlling interests	187,465	128,728
Revenues	14,868,860	11,762,526	6,521,207
Gross profit	6,199,945	4,674,787	1,909,605
Net income for the year attributable to shareholders' equity	3,918,065	2,553,280	1,100,191
Total comprehensive income for the year, net of tax, attributable to owners of the parent	3,873,213	2,476,373	$ 1,016,434
Ternium S.A. [member]
Disclosure of unconsolidated structured entities [line items]
Non-current assets	12,148,560	8,647,510
Current assets	12,030,544	8,844,038
Total assets	24,179,104	17,491,548
Non-current liabilities	3,566,643	1,506,325
Current liabilities	3,800,602	2,216,832
Total liabilities	7,367,245	3,723,157
Total equity	16,811,859	13,768,391
Non-controlling interests	4,393,264	1,922,434
Revenues	17,610,092	16,414,466
Gross profit	3,559,355	3,927,184
Net income for the year attributable to shareholders' equity	676,043	1,767,516
Usiminas [member]
Disclosure of unconsolidated structured entities [line items]
Non-current assets	4,591,763	3,764,453
Current assets	3,589,129	3,901,844
Total assets	8,180,892	7,666,297
Non-current liabilities	1,672,676	1,671,249
Current liabilities	1,139,031	1,033,524
Total liabilities	2,811,706	2,704,773
Total equity	5,369,186	4,961,524
Non-controlling interests	556,418	523,741
Revenues	5,531,985	6,296,964
Gross profit	357,845	1,110,439
Net income for the year attributable to shareholders' equity	$ 278,402	$ 319,979